Taxation - Deferred Tax Assets and Liabilities, Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Net deferred tax assets	€ 149,921	€ 123,024	€ 112,539
Net deferred tax liability (asset)	(406,892)	(340,803)	(291,859)	€ (322,755)
Unrecognized deferred tax assets	€ 93,585	66,364
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years
Net deferred tax liability (asset)	€ (445,684)	(337,700)	(306,394)
Less than 12 months
Deferred tax assets and liabilities
Net deferred tax assets	89,750	26,840
Tax loss carryforwards that will be recovered in less than 5 years
Deferred tax assets and liabilities
Net deferred tax liability (asset)	€ 42,363	48,000
Period available to offset the pending tax loss carryforwards	5 years
Tax loss carryforwards
Deferred tax assets and liabilities
Net deferred tax liability (asset)	€ 65,087	60,799	€ 57,357
Tax loss carryforwards | United States
Deferred tax assets and liabilities
Net deferred tax liability (asset)	€ 21,277	€ 54,340